Expected Credit Losses Allowance (Details 2) $ in Millions	12 Months Ended
Dec. 31, 2017 CLP ($)
Expected Credit Losses Allowance [Abstract]
Charge-off of loans	$ 51,978
Provision applied	(36,279)
Net charge offs of individually significant loans	$ 15,699